Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Sep. 23, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment in sales-type leases, allowance	$ 344,499	$ 344,499	$ 445,214	$ 305,174
Convertible note payable, discount	$ 111,348	$ 111,348
Preferred stock, shares authorized	20,000,000		20,000,000	20,000,000
Common stock, shares authorized	480,000,000	480,000,000	480,000,000	480,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	85,654,416	148,333,288	80,414,980	82,414,980
Common stock, shares outstanding	85,654,416	148,333,288	80,414,980	82,414,980
Series A Preferred Stock [Member]
Preferred stock, shares authorized			18,000,000	18,000,000
Preferred stock, par value per share			$ 0.001	$ 0.001
Preferred stock, shares outstanding			0	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000	2,000,000
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares outstanding	2,000,000	2,000,000	2,000,000	2,000,000